WARRANT LIABILITIES (Details Narrative) - USD ($)		1 Months Ended	12 Months Ended
	Mar. 20, 2026	May 31, 2024	Mar. 31, 2026
Warrant Liabilities
Exercise price of warrants		$ 6.13
fair value of warrant	$ 21,900,000		$ 28,553,000